Property and Equipment - Additional Information (Detail) - USD ($) $ in Thousands	Mar. 29, 2025	Mar. 30, 2024
Property, Plant and Equipment [Line Items]
Property, plant and equipment	$ 72,425	$ 67,339
Gross fixed assets write down	47,045	41,622
Assets Held under Capital Leases [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment	9,100	4,500
Property and plant under capital lease arrangement, net book value	7,600	3,800
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment	39,719	36,285
Gross fixed assets write down	$ 1,500	$ 2,800